Document and Entity Information	Aug. 01, 2023
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 01, 2023
Entity File Number	001-05075
Entity Registrant Name	REVVITY, INC.
Entity Central Index Key	0000031791
Entity Incorporation, State or Country Code	MA
Entity Tax Identification Number	04-2052042
Entity Address, Address Line One	940 Winter Street
Entity Address, City or Town	Waltham
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02451
City Area Code	781
Local Phone Number	663-6900
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common stock, $1 par value per share
Trading Symbol	RVTY
Security Exchange Name	NYSE
1.875% Notes due 2026 [Member]
Entity Listings [Line Items]
Title of 12(b) Security	1.875% Notes due 2026
Trading Symbol	RVTY 26
Security Exchange Name	NYSE